Statement of Net Asset Available for Benefit - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Statement of Net Asset Available for Benefit [Line Items]
Investments, fair value	$ 1,918,825,012	$ 1,722,142,097
Employer contributions	7,508	12,491
Participant loans	33,117,618	31,473,560
Total assets	1,951,950,138	1,753,628,148
Net assets available for benefits	1,951,950,138	1,753,628,148
Common/collective trust funds
EBP, Statement of Net Asset Available for Benefit [Line Items]
Investments, fair value	1,560,376,954	1,381,592,102
Registered investment companies
EBP, Statement of Net Asset Available for Benefit [Line Items]
Investments, fair value	124,058,419	100,849,035
Interest-bearing cash
EBP, Statement of Net Asset Available for Benefit [Line Items]
Investments, fair value	3,633	1,740
SCI common stock
EBP, Statement of Net Asset Available for Benefit [Line Items]
Investments, fair value	168,031,558	186,065,538
Self-directed accounts
EBP, Statement of Net Asset Available for Benefit [Line Items]
Investments, fair value	$ 66,354,448	$ 53,633,682